Property plant and equipment net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Depreciation charge | $	$ 15		$ 33		$ 38
ZHEJIANG TIANLAN
Depreciation charge | ¥		¥ 5,964		¥ 6,580		¥ 6,466